Changes in organization (Narrative) (Detail) - UBS Securities Co. Limited, Beijing	6 Months Ended
Jun. 30, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Proportion Of Ownership Interest In Associate	24.99%
Plan to increase shareholding in our associate investment
Disclosure Of Significant Investments In Associates [Line Items]
Proportion Of Ownership Interest In Subsidiary	51.00%